SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable (including $19,044 and $43,477 from related parties as of March 31, 2022 and December 31, 2021, respectively)	$ 1,881,892	$ 2,662,168	$ 2,468,038
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 1,881,892	$ 2,662,168	$ 2,468,038